Expense Example - iShares iBonds Dec 2028 Term Corporate ETF - iShares iBonds Dec 2028 Term Corporate ETF	Mar. 01, 2021 USD ($)
Expense Example:
1 Year	$ 10
3 Years	32
5 Years	56
Maturity	$ 95